OPERATING SEGMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	3
Number of exploration segments | segment	1
Number of Coricancha segments | segment	1
Number of corporate segments | segment	1
External revenue	$ 185,678	$ 260,805
Amortization and depletion	31,001	40,751
Exploration and evaluation expenses	12,963	10,370
Non-cash change in reclamation and remediation provision	391	41
Care and maintenance costs	504	693
Finance income	248	347
Finance expense	2,604	3,981
Income (loss) before income taxes	(42,202)	4,125
Income tax expense (recovery)	39	3,791
Net income (loss)	(42,241)	334
Additions to non-current assets	48,018	56,781
Total assets	264,043	280,420
Total liabilities	176,052	168,717
Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	12,963	10,370
Exploration [Member]
Disclosure of geographical areas [line items]
Income (loss) before income taxes	(383)	(667)
Net income (loss)	(383)	(667)
Total assets	2,155	2,126
Total liabilities	40	500
Exploration [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	399	187
Corporate One [Member]
Disclosure of geographical areas [line items]
External revenue	141,582	223,690
Amortization and depletion	258	258
Finance income	112	226
Finance expense	679	1,196
Income (loss) before income taxes	(11,198)	(31,899)
Net income (loss)	(11,198)	(31,899)
Additions to non-current assets		43
Total assets	42,416	47,012
Total liabilities	29,338	18,801
Corporate One [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	345	651
Elimination of intersegment amounts [member] | Corporate One [Member]
Disclosure of geographical areas [line items]
External revenue	(137,615)	(210,623)
Tucano Gold Mine [Member]
Disclosure of geographical areas [line items]
Amortization and depletion	25,675	35,986
Finance income	131	121
Finance expense	1,551	2,597
Income (loss) before income taxes	(12,185)	46,549
Income tax expense (recovery)	5	3,751
Net income (loss)	(12,190)	42,798
Additions to non-current assets	38,640	42,109
Total assets	149,474	167,524
Total liabilities	78,671	87,304
Tucano Gold Mine [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	161	669
Tucano Gold Mine [Member] | Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
External revenue	137,615	210,623
Guanajuato Mine Complex [Member]
Disclosure of geographical areas [line items]
External revenue	21,687	21,219
Amortization and depletion	1,228	1,564
Non-cash change in reclamation and remediation provision	391	41
Care and maintenance costs		693
Income (loss) before income taxes	(8,514)	(2,621)
Income tax expense (recovery)	47	26
Net income (loss)	(8,561)	(2,647)
Additions to non-current assets	1,690	4
Total assets	4,747	4,597
Total liabilities	19,964	16,535
Guanajuato Mine Complex [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	2,574	2,540
Topia Mine [Member]
Disclosure of geographical areas [line items]
External revenue	22,409	15,896
Amortization and depletion	3,586	2,745
Income (loss) before income taxes	(369)	(734)
Income tax expense (recovery)	(13)	14
Net income (loss)	(356)	(748)
Additions to non-current assets	5,692	3,794
Total assets	17,490	14,456
Total liabilities	2,070	2,244
Topia Mine [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	1,237	341
Coricancha Mining Complex [Member]
Disclosure of geographical areas [line items]
Amortization and depletion	254	198
Finance income	5
Finance expense	374	188
Income (loss) before income taxes	(9,553)	(6,503)
Net income (loss)	(9,553)	(6,503)
Additions to non-current assets	1,996	10,831
Total assets	47,761	44,705
Total liabilities	45,969	43,333
Coricancha Mining Complex [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	$ 8,247	$ 5,982